Note 9 - Share based Compensation (Details Textual) - The 2017 Omnibus Incentive Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 09, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				5,277,197
Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 556
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 259 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 396	$ 1,066	$ 968
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 7,224
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 299 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 5,422	$ 331	$ 5,041